N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Nationwide Destination All American Gold (2.0) | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination All American Gold (2.0) | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination Future NY | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination Future NY | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination Navigator NY (2.0) | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination Navigator NY (2.0) | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination All American Gold NY (2.0) | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination All American Gold NY (2.0) | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination Navigator (2.0) | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination Navigator (2.0) | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide O Series | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide O Series | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination B NY (2.0) | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination B NY (2.0) | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Destination B (2.0) | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination B (2.0) | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.